UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15-Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2024 to March 31, 2024

Date of Report (Date of earliest event reported)  May 09, 2024

Wells Fargo Bank, N.A.

Commission File Number of securitizer:     025-00659

Central Index Key Number of securitizer:     740906

ROBIN MARTIN - 615/460-3336
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period Pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ X ]

Indicate by check mark whether the securitizer has no activity to report for the annual period Pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Any repurchase activity with respect to WF Card Funding, LLC (CIK:0001833590) and WF Card Issuance Trust (CIK: 0001833494) is now and will continue to be covered by the Securitizer's report.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Bank, N.A. (Securitizer)

Date    May 9, 2024

Andrew Peskin    (Signature)
Senior Vice President